SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)
Accounting Policies [Abstract]
Cash	$ 70,000			¥ 10,000,000
Gross sales percentage	0.10			0.10
Description for cost-sharing government insurance coverage	Cost-sharing varies according to age and the government insurance covers 70% – 90%, with the customer responsible for the balance
Revenue, remaining performance obligation, amount | ¥				¥ 500,000,000
Advertising expenses | $	$ 121,816	$ 262,861	$ 461,270